Stockholder's Equity (Details Textual) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,091,000	2,675,431	3,075,431	3,075,431	3,305,431	2,465,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	158,000	400,000	870,000	1,270,000	875,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period	975,000			1,875,000
Stock-based Compensation	$ 38,696	$ 44,636		$ 279,362	$ 576,498
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested Number	966,000	1,160,000	810,000	810,000	1,123,334	1,166,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested, Weighted Average Grant Date Fair Value	$ 0.40	$ 0.65	$ 0.37	$ 0.37	$ 0.48	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Option Granted in Fair Value				588,909	653,391
Share-based Compensation Arrangement by Share-based Payment Award, Option Vested in Fair Value				414,098	528,653
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.56	$ 0.75	$ 0.33	$ 0.33	$ 0.75
Option Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	3,500,000			3,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,773,794		4,773,794	4,773,794
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	15.00%			15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	31,825,294		(31,825,294)	(31,825,294)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,741,000			2,585,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period				1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	2,000			410,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	134.62%			116.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 6 months			3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.37%			0.65%
Stock-based Compensation	38,696			279,362	576,498
Unrecognized Share-based Compensation	$ 276,355			$ 228,318
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Average Period	2 years 4 months 24 days			2 years 3 months 18 days
Option Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,000,000			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			140,431	140,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	140,431			490,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				140,431
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				58.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				2.25%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	775,000		775,000	775,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 2.14		$ 2.14	$ 2.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	350,000		350,000	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested, Weighted Average Grant Date Fair Value			$ 0.4125	$ 0.4125
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Closing Price	125.00%		1.25%	1.25%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.4125
Option Plan 2010, Shares, Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	975,000			975,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			2,585,000	2,585,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period	225,000			225,000
Option Plan 2010, Shares, Grant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,875,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period				633,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				1,125,000
Option Plan 2010, Shares, Grant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period				150,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				118.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.37%